BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

DarkPulse, Inc. (“DPI” or “Company”) is a technology-security company incorporated in 1989 as Klever Marketing, Inc. (“Klever”). Its’ wholly-owned subsidiary, DarkPulse Technologies Inc. (“DPTI”), originally started as a technology spinout from the University of New Brunswick, Fredericton, Canada. The Company’s security and monitoring systems will initially be delivered in applications for border security, pipelines, the oil and gas industry and mine safety. Current uses of fiber optic distributed sensor technology have been limited to quasi-static, long-term structural health monitoring due to the time required to obtain the data and its poor precision. The Company’s patented BOTDA dark-pulse sensor technology allows for the monitoring of highly dynamic environments due to its greater resolution and accuracy.

The Company’s subsidiaries consist of

DarkPulse UK Ltd, a company headquartered in, United Kingdom whose focus is in engineering, telecommunications, energy, rail, critical network infrastructure, pipeline integrity systems, renewables and security; Optilan India, PVT located in Kilpauk, Chennai India and Optilan Communication & Security Systems, Ltd located in Ankara, Turkey provid project engineering & design, system provisioning and contract bid services globally and throughout Europe; Remote Intelligence, Limited Liability Company, a company headquartered in Pennsylvania who provides unmanned aerial drone and unmanned ground crawler (UGC) services to a variety of clients from industrial mapping and ecosystem services, to search and rescue, to pipeline security; Wildlife Specialists, Limited Liability Company, a company headquartered in Pennsylvania who provides clients with comprehensive wildlife and environmental assessment, planning, and monitoring services; TerraData Unmanned, PLLC, a company headquartered in Florida who custom manufactures NDAA compliant drones and unmanned ground crawlers to meet the needs of its customers; DarkPulse Electronics Manufacturing Inc., a company headquartered in Arizona who is a U.S. manufacturer of advanced electronics, cables and sub-assemblies specializing in advanced package and complex CCA and hardware.

Liquidation/winding up of Optilan (UK) Limited

On May 3, 2023, Eversheds Sutherland (International) LLP, a creditor of Optilan (UK) Limited, filed a petition to wind up (“Winding up Petition”) Optilan (UK) Limited, a wholly owned subsidiary of the Company’s Subsidiary, Optilan HoldCo 3 Limited, and the matter was due to be heard in the Portsmouth Combined Court Centre on June 28, 2023.

On June 28, 2023, the High Court of Justice in the United Kingdom issued a winding-up order for the liquidation and winding up of the affairs of Optilan (UK) Limited (“Optilan Liquidation”). In conjunction with the order, the court appointed the Official Receiver’s Office (“OR”) to take the appointment as liquidator of Optilan (UK) Limited and take control of Optilan (UK) Limited’s assets. At that time DarkPulse, Inc. no longer has any involvement in the operations of Optilan (UK) Ltd.

At the same time the court appointed the OR to take the appointment as liquidator of Optilan (UK) Limited. The OR has taken control of Optilan (UK) Limited’s assets. To date the ORs Office has initiated contact with Optilan but we still wait to receive details of the individual who will be taking the role of OR.

On July 3, 2023, Optilan (UK) Limited received a letter from The Insolvency Service, an executive agency sponsored by the Department for Business and Trade located in the U.K. Pursuant to the letter of The Insolvency Services, the Company was required to provide information relating to Optilan (UK) Limited to the Official Receiver’s Office (a government body of Plymouth, the United Kingdom) and attend an interview with staff of the Official Receiver’s Office to review the prospect of recovering the assets of Optilan (UK) Limited for the benefit of creditors. The interview occurred July 18, 2023.

The Company is an unsecured creditor of Optilan (UK) Limited and is at risk of losing any repayment of obligations due from Optilan (UK) Limited because there are several intercompany relationships between the Company and Optilan (UK) Limited, the financial impact of any future claims and liabilities may not be known for several months. The Company has approximately $19.4 million intercompany payables due from Optilan (UK), which will increase the Company liabilities for any obligations not repaid. At the time of this filing the Company is still evaluating the full effects of the winding-up order for liquidation and the material adverse effects it will have on the Company’s continued operations and ability to meet future obligations.

On August 9, 2023, Evelyn Partners was appointed Joint Liquidator.